Schedule of Convertible Promissory Note Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Age X Serina Note [Member]
Short-Term Debt [Line Items]
Beginning balance
Convertible debt issuance	10,000,000
Inception adjustment	(2,240,000)
Change in fair value	(4,776,600)
Notes converted to Series A-5 pref. stock
Notes converted to warrants
Ending balance	2,983,400
Serina Convertible Notes [Member]
Short-Term Debt [Line Items]
Beginning balance	1,617,000
Convertible debt issuance	100,000	1,350,000
Inception adjustment		179,000
Change in fair value	(579,061)	88,000
Notes converted to Series A-5 pref. stock	(962,584)
Notes converted to warrants	(175,355)
Ending balance		$ 1,617,000